FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Total financial assets	R$ 9,451,689	R$ 9,297,041
Total financial liabilities	21,020,146	23,639,247
Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	1,427,773	2,929,907
Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial liabilities	19,056
Related parties
FINANCIAL INSTRUMENTS
Total financial liabilities	24,890	24,648
Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	1,216,206	1,090,396
Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	533,681	421,873
Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	2,959,135	2,626,212
Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial assets	3,272	3,246
Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	789,901	679,193
Related parties
FINANCIAL INSTRUMENTS
Total financial assets		2,678
Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	700,377	571,637
Recurring
FINANCIAL INSTRUMENTS
Total financial assets	4,452,685	3,882,966
Total financial liabilities	14,401,223	15,622,107
Recurring | Short-term debt
FINANCIAL INSTRUMENTS
Current financial liabilities	2,492,262	234,537
Recurring | Long-term debt
FINANCIAL INSTRUMENTS
Non-current financial liabilities	8,687,355	10,875,249
Recurring | Debentures
FINANCIAL INSTRUMENTS
Current financial liabilities	628,886	1,531,956
Non-current financial liabilities	798,887	1,397,951
Recurring | Fair value of derivatives
FINANCIAL INSTRUMENTS
Current financial liabilities	19,056
Recurring | Related parties
FINANCIAL INSTRUMENTS
Non-current financial liabilities	24,890	24,648
Recurring | Obligation with FIDC
FINANCIAL INSTRUMENTS
Current financial liabilities		45,497
Recurring | Other current liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	1,216,206	1,090,396
Recurring | Other non-current liabilities
FINANCIAL INSTRUMENTS
Non-current financial liabilities	533,681	421,873
Recurring | Short-term investments
FINANCIAL INSTRUMENTS
Current financial assets	2,959,135	2,626,212
Recurring | Fair value of derivatives
FINANCIAL INSTRUMENTS
Current financial assets	3,272	3,246
Recurring | Other current assets
FINANCIAL INSTRUMENTS
Current financial assets	789,901	679,193
Recurring | Related parties
FINANCIAL INSTRUMENTS
Non-current financial assets		2,678
Recurring | Other non-current assets
FINANCIAL INSTRUMENTS
Non-current financial assets	700,377	571,637
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2)
FINANCIAL INSTRUMENTS
Total financial assets	4,452,685	3,882,966
Total financial liabilities	14,401,223	15,622,107
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term debt
FINANCIAL INSTRUMENTS
Current financial liabilities	2,492,262	234,537
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Long-term debt
FINANCIAL INSTRUMENTS
Non-current financial liabilities	8,687,355	10,875,249
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Debentures
FINANCIAL INSTRUMENTS
Current financial liabilities	628,886	1,531,956
Non-current financial liabilities	798,887	1,397,951
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair value of derivatives
FINANCIAL INSTRUMENTS
Current financial liabilities	19,056
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties
FINANCIAL INSTRUMENTS
Non-current financial liabilities	24,890	24,648
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Obligation with FIDC
FINANCIAL INSTRUMENTS
Current financial liabilities		45,497
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	1,216,206	1,090,396
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current liabilities
FINANCIAL INSTRUMENTS
Non-current financial liabilities	533,681	421,873
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term investments
FINANCIAL INSTRUMENTS
Current financial assets	2,959,135	2,626,212
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair value of derivatives
FINANCIAL INSTRUMENTS
Current financial assets	3,272	3,246
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current assets
FINANCIAL INSTRUMENTS
Current financial assets	789,901	679,193
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties
FINANCIAL INSTRUMENTS
Non-current financial assets		2,678
Recurring | Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current assets
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 700,377	R$ 571,637